Expense Example - LVIP Global Aggressive Growth Allocation Managed Risk Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	76	249	438	984	101	328	574	1,277